February 28, 1996


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549

RE: Rule 24(f)-2 Notice for Mariner Funds Trust
    File No. 33-1312

Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-2919.

Very Truly Yours,

Wendy McGee
Legal Assistant

Enclosures



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.  Name and address of issuer:          Mariner Funds Trust
                                         370 17th Street
                                         Denver, CO 80202

2.  Name of each series or class of funds for which this notice is filed:

            Government Money Market Fund
            U.S. Treasury Money Market Fund
            Cash Management Fund
            Tax-Free Money-Market Fund
            New York Tax-Free Money Market Fund

3.  Investment Company Act File Number:       811-4453

    Securities Act File Number:      33-1312

4.  Last day of fiscal year for which this notice is filed:       12/31/95


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year of purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                              [   ]


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                  Number:            495,299,847
                  Amount:           $495,299,847

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:



9.  Number and aggregate sale price of securities sold during the fiscal year:

                  Number:          2,631,778,159
                  Sale Price:     $2,631,778,159

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                  Number:          2,136,478,312
                  Sale Price:     $2,136,478,312

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                  Number:              6,423,589
                  Sale Price:         $6,423,589

12. Calculation of registration fee:

    (i)  Aggregate sale price of securities sold during the fiscal year in
         reliance on rule 24f-2 (from Item 10):              $   2,136,478,312

   (ii)  Aggregate price of shares issued in connection with dividend
         reinvestment plans (from Item 11, if applicable):   +       6,423,589


  (iii)  Aggregate price of shares redeemed or repurchased during the fiscal
         year (if applicable):                               -   2,142,901,901

   (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if
         applicable)                                         +      0

    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
         (iii), plus line (iv)] (if applicable):            $      0

    (vi)  Multiplier prescribed by Section 6(b) of the Securities Act of 1933
          or other applicable law or regulation:                    \     2900

   (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:   $     0


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                         [   ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By      \s\ Mark E. Nagle
        Mark E. Nagle
        Treasurer

Date    February 28, 1996





February 22, 1996


Mariner Funds Trust
370 17th Street
Denver, Colorado  80202

Dear Sirs:

We refer to the Rule 24f-2 Notice (the "Rule 24f-2 Notice"), with respect to the Post-Effective Amendment (the "Post-Effective Amendment") to the Registration Statement on Form N-1A relating to the shares of beneficial interest, par value $.001 per share, of Mariner Funds Trust, a Massachusetts business trust (the "Trust"). The Post-Effective Amendment registered an indefinite number of shares of beneficial interest of the Trust pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice makes definite the number of shares of beneficial interest of the Trust sold during the Trust's fiscal year ended December 31, 1995 that were so registered under the Post-Effective Amendment.

We have examined and relied upon copies of the Post-Effective Amendment and the Rule 24f-2 Notice and have examined and relied upon originals, or copies certified to our satisfaction, of such corporate records, documents, certificates and other instruments as in our judgment are necessary or appropriate to enable us to render the opinion set forth below.

Based on the foregoing, we are of the opinion that the shares of beneficial interest of the Trust, the registration of which the Rule 24f-2 Notice makes definite in number, were duly authorized, legally issued, fully paid and nonassessable.

We hereby consent to the use of this opinion in connection with the filing of the Rule 24f-2 Notice. In giving such consent, we do not thereby admit that we come within the category of persons whose consent is required under section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the Securities and Exchange Commission thereunder.


Very truly yours,


\s\ Baker & McKenzie
Baker & McKenzie